OTHER COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases	Assets pledged

(in thousands of $)	At September 30, 2017	At December 31, 2016
Book value of vessels secured against long-term loans and capital leases	1,569,142	1,622,416